BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
BIOLOGICAL ASSETS.
Schedule of changes in balances of biological assets

Balances on December 31, 2020	11,161,210
Addition	3,807,608
Depletion	(3,189,726)
Transfers	23,471
Gain on fair value adjustment	763,091
Disposal	(211,433)
Other write-offs	(105,489)
Balances on December 31, 2021	12,248,732
Addition	2,135,997
Depletion	(1,821,352)
Gain on fair value adjustment	171,618
Disposal	(54,494)
Other write-offs	(16,455)
Balances on June 30, 2022	12,664,046

Schedule of assumptions used in calculation of fair value of biological assets

	June 30,	December 31,
	2022	2021
Planted useful area (hectare)	994,314	1,060,806
Mature assets	133,631	138,739
Immature assets	860,683	922,067
Average annual growth (IMA) - m3/hectare /year	36.08	37.58
Average gross sale price of eucalyptus - R$/m3	79.24	76.38
Discount rate - %	9.2%	8.9%

Schedule of fair value adjustment

	June 30,	December 31,
	2022	2021
Physical changes	(710,268)	148,190
Price	881,886	614,901
	171,618	763,091